Composition of GACN (Details) - item	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Subsidiaries	24	24	24
Airports
Disclosure of transactions between related parties [line items]
Subsidiaries	13	13	13
Hotels
Disclosure of transactions between related parties [line items]
Subsidiaries	2	2	2
Services
Disclosure of transactions between related parties [line items]
Subsidiaries	9	9	9